UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
February 28, 2017
unaudited
Common stocks 94.12% Financials 13.97%	Shares	Value (000)
Prudential PLC	61,356,400	$1,223,856
Barclays PLC	320,170,756	899,848
HDFC Bank Ltd.[1]	37,445,599	809,255
HDFC Bank Ltd. (ADR)	569,900	40,856
UBS Group AG	49,264,000	758,813
American International Group, Inc.	11,352,800	725,671
Société Générale	16,044,989	712,389
AIA Group Ltd.	103,916,196	656,596
Siam Commercial Bank Public Co. Ltd., foreign registered	126,730,155	559,122
Wells Fargo & Co.	6,011,900	347,969
Intesa Sanpaolo SpA	130,030,000	303,058
Lloyds Banking Group PLC	340,263,784	289,936
Sampo Oyj, Class A	6,050,138	275,673
Kotak Mahindra Bank Ltd.	21,998,776	264,472
Zurich Insurance Group AG	947,205	261,522
Principal Financial Group, Inc.	3,681,000	230,210
CIT Group Inc.	5,064,600	217,271
BB&T Corp.	4,373,120	210,872
BNP Paribas SA	3,546,635	207,140
Banco Bilbao Vizcaya Argentaria, SA	31,016,127	203,000
JPMorgan Chase & Co.	2,182,000	197,733
Bangkok Bank PCL, nonvoting depository receipt	38,690,900	196,749
Citigroup Inc.	3,070,000	183,617
Aberdeen Asset Management PLC	52,245,682	179,252
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	366,100	164,830
Bank of Montreal	2,161,821	164,049
Goldman Sachs Group, Inc.	650,000	161,239
Credit Suisse Group AG	10,474,630	158,003
Julius Baer Group Ltd.	3,183,351	155,784
PICC Property and Casualty Co. Ltd., Class H	89,104,000	136,131
DBS Group Holdings Ltd	10,006,000	133,732
Royal Bank of Canada	1,695,000	123,124
East West Bancorp, Inc.	2,019,000	109,268
CME Group Inc., Class A	681,000	82,714
HSBC Holdings PLC (GBP denominated)	9,858,953	79,090
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	73,320
Progressive Corp.	1,576,000	61,748
Bank of Ireland[2]	232,668,301	55,272
Resona Holdings, Inc.	9,161,600	51,131
Bank Central Asia Tbk PT	36,012,000	41,721
Akbank TAS	12,030,000	28,727
Invesco Ltd.	746,300	24,023
Deutsche Börse AG [2]	269,664	23,112
Henderson Group PLC	7,047,400	19,545
Housing Development Finance Corp. Ltd.	918,492	18,861
Marsh & McLennan Companies, Inc.	245,600	18,047
Aon PLC, Class A	143,500	16,596
Capital World Growth and Income Fund — Page 1 of 13

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Chubb Ltd.	118,300	$16,346
Moody’s Corp.	139,500	15,536
ING Groep NV	1,087,455	14,994
Bankia, SA	14,720,211	14,550
EXOR NV	301,857	14,304
Standard Chartered PLC (HKD denominated)[2]	80,275	725
		11,931,402
Health care 12.36%
Amgen Inc.	12,719,241	2,245,328
AbbVie Inc.	28,724,095	1,776,298
Novartis AG2	20,102,054	1,569,175
Medtronic PLC	8,179,000	661,763
Stryker Corp.	5,075,500	652,506
Teva Pharmaceutical Industries Ltd. (ADR)	18,584,059	650,814
Takeda Pharmaceutical Co. Ltd.	13,680,200	635,881
UnitedHealth Group Inc.	2,621,100	433,477
UCB SA	4,681,734	333,350
Bayer AG	2,452,000	269,636
Thermo Fisher Scientific Inc.	1,303,000	205,457
Illumina, Inc.[2]	918,382	153,737
Express Scripts Holding Co.[2]	2,175,000	153,664
Gilead Sciences, Inc.	2,119,020	149,349
Incyte Corp.[2]	1,088,800	144,919
Grifols, SA, Class B, preferred nonvoting, non-registered shares	6,770,000	117,766
AstraZeneca PLC	1,425,800	82,162
Roche Holding AG, non-registered shares, nonvoting	300,281	73,160
McKesson Corp.	431,000	64,706
Pfizer Inc.	1,667,000	56,878
GlaxoSmithKline PLC	2,111,000	43,168
Eli Lilly and Co.	353,100	29,240
Shanghai Pharmaceutical (Group) Co., Ltd., Class H	6,630,900	17,084
Danaher Corp.	144,600	12,371
Lupin Ltd.	505,299	11,164
Edwards Lifesciences Corp.[2]	66,400	6,244
Sun Pharmaceutical Industries Ltd.	603,083	6,138
		10,555,435
Information technology 11.93%
Samsung Electronics Co., Ltd.	767,990	1,305,396
Alphabet Inc., Class A2	690,580	583,492
Alphabet Inc., Class C2	555,867	457,595
Broadcom Ltd.	4,851,454	1,023,317
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	146,220,000	899,785
Intel Corp.	19,380,000	701,556
Apple Inc.	4,801,829	657,803
Oracle Corp.	13,456,000	573,091
Texas Instruments Inc.	6,623,400	507,485
Alibaba Group Holding Ltd. (ADR)[2]	4,821,280	496,110
Tencent Holdings Ltd.	18,149,500	483,962
Nintendo Co., Ltd.	2,042,732	427,293
Accenture PLC, Class A	2,965,000	363,212
ASML Holding NV	2,214,193	268,467
Western Union Co.	10,558,165	207,362
Juniper Networks, Inc.	6,357,948	178,023
Capital World Growth and Income Fund — Page 2 of 13

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
International Business Machines Corp.	900,000	$161,838
Delta Electronics, Inc.[1]	25,269,126	139,862
Keyence Corp.	327,700	126,769
AAC Technologies Holdings Inc.	10,262,500	108,073
Tata Consultancy Services Ltd.	2,183,146	80,700
Tableau Software, Inc., Class A2	1,139,700	60,108
Microsoft Corp.	735,200	47,038
Murata Manufacturing Co., Ltd.	326,000	46,864
HP Inc.	2,606,000	45,266
Xilinx, Inc.	665,600	39,151
QUALCOMM Inc.	642,500	36,288
NetApp, Inc.	866,800	36,258
MediaTek Inc.[1]	4,506,000	32,732
Motorola Solutions, Inc.	411,792	32,519
Visa Inc., Class A	263,400	23,163
Automatic Data Processing, Inc.	159,600	16,378
Amadeus IT Group SA, Class A, non-registered shares	271,182	12,613
Quanta Computer Inc.[1]	5,970,000	12,312
		10,191,881
Consumer discretionary 10.28%
Netflix, Inc.[2]	7,326,089	1,041,257
Amazon.com, Inc.[2]	919,883	777,338
Hyundai Motor Co.	3,769,290	498,350
Home Depot, Inc.	2,925,000	423,862
Kering SA	1,495,945	364,109
Priceline Group Inc.[2]	200,400	345,516
Toyota Motor Corp.	4,802,500	272,090
Hyundai Mobis Co., Ltd.	1,205,476	271,852
Viacom Inc., Class B	6,248,488	271,497
Publicis Groupe SA	3,331,095	224,548
Norwegian Cruise Line Holdings Ltd.[2]	4,362,000	221,153
NIKE, Inc., Class B	3,676,800	210,166
Altice NV, Class A2	8,609,846	181,559
Altice NV, Class B2	1,294,460	27,310
LVMH Moët Hennessy-Louis Vuitton SE	1,014,800	203,674
Intercontinental Hotels Group PLC	4,265,750	200,928
MGM Resorts International[2]	7,298,700	191,883
Ctrip.com International, Ltd. (ADR)[2]	3,953,644	187,561
Daimler AG	2,363,750	171,885
Shimano Inc.	1,151,200	170,100
ProSiebenSat.1 Media SE	3,944,000	158,168
General Motors Co.	4,100,000	151,044
Bayerische Motoren Werke AG	1,659,100	148,293
Six Flags Entertainment Corp.	2,400,000	145,464
Galaxy Entertainment Group Ltd.	29,873,000	143,152
Greene King PLC[3]	16,455,403	137,928
Industria de Diseño Textil, SA	4,228,000	135,808
Kingfisher PLC	32,018,806	130,793
Carnival Corp., units	2,292,200	128,249
Daily Mail and General Trust PLC, Class A, nonvoting	13,740,000	122,584
Ocado Group PLC[2,3]	39,080,197	120,747
Wyndham Worldwide Corp.	1,421,000	118,284
Li & Fung Ltd.	209,500,000	93,376
Paddy Power Betfair PLC	680,828	74,579
Capital World Growth and Income Fund — Page 3 of 13

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Great Wall Motor Co. Ltd., Class H	57,703,500	$70,913
Wynn Resorts, Ltd.	732,900	70,468
DENSO Corp.	1,502,000	66,741
Merlin Entertainments PLC	10,849,000	66,233
Naspers Ltd., Class N	411,300	65,773
HUGO BOSS AG	819,000	56,380
Yum China Holding, Inc.[2]	1,732,724	46,073
Wynn Macau, Ltd.	22,349,600	39,846
Astra International Tbk PT	63,601,100	39,107
Royal Caribbean Cruises Ltd.	400,200	38,459
Las Vegas Sands Corp.	606,100	32,093
Comcast Corp., Class A	847,200	31,702
Ferrari NV	479,476	31,239
Starbucks Corp.	502,500	28,577
Lowe’s Companies, Inc.	250,000	18,592
YUM! Brands, Inc.	282,600	18,459
		8,785,762
Industrials 9.34%
Boeing Co.	5,372,000	968,196
Lockheed Martin Corp.	2,493,200	664,637
Abertis Infraestructuras, SA, Class A, non-registered shares	39,933,528	585,509
Union Pacific Corp.	5,126,140	553,316
General Dynamics Corp.	2,764,700	524,768
Airbus SE, non-registered shares	6,788,798	498,553
Caterpillar Inc.	4,143,000	400,462
CSX Corp.	6,951,226	337,552
General Electric Co.	10,192,641	303,843
CCR SA, ordinary nominative	51,985,547	302,288
Babcock International Group PLC	17,747,999	208,774
Nielsen Holdings PLC	4,318,891	191,586
BAE Systems PLC	23,514,500	183,821
Emerson Electric Co.	3,000,000	180,300
ASSA ABLOY AB, Class B	9,135,167	177,712
Edenred SA	7,620,015	172,432
Airports of Thailand PCL	138,503,500	153,758
Adecco Group AG	2,129,050	153,052
KONE Oyj, Class B	3,020,000	135,206
Ryanair Holdings PLC (ADR)[2]	1,627,235	133,026
GEA Group AG, non-registered shares	3,138,000	122,138
Meggitt PLC	19,356,000	113,004
Norfolk Southern Corp.	856,100	103,614
Capita PLC	12,775,500	89,329
CK Hutchison Holdings Ltd.	6,845,000	84,561
Fosun International Ltd.	51,485,600	80,914
Singapore Technologies Engineering Ltd	24,920,000	65,439
Industries Qatar QSC[1,2]	1,869,119	61,341
Rolls-Royce Holdings PLC[2]	5,644,722	55,123
Bunzl PLC	1,553,749	43,476
Alliance Global Group, Inc.	170,987,140	43,245
Sydney Airport, units	7,385,227	34,313
United Technologies Corp.	300,000	33,765
Kawasaki Heavy Industries, Ltd.	9,372,000	29,448
Waste Connections, Inc.	316,000	27,615
Jardine Matheson Holdings Ltd.	429,000	26,675
Capital World Growth and Income Fund — Page 4 of 13

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
IDEX Corp.	266,200	$24,541
ComfortDelGro Corp. Ltd.	12,130,939	21,381
Recruit Holdings Co., Ltd.	402,000	19,716
Northrop Grumman Corp.	69,000	17,049
FANUC CORP.	79,900	15,735
Safran SA	195,275	13,894
Kubota Corp.	849,000	13,508
Transurban Group	1,312,362	11,098
Deutsche Post AG	43,000	1,475
		7,981,188
Consumer staples 8.20%
Philip Morris International Inc.	13,879,800	1,517,756
Imperial Brands PLC	28,899,600	1,360,172
Altria Group, Inc.	14,958,200	1,120,668
Nestlé SA	9,133,052	675,192
Thai Beverage PCL	735,510,900	498,598
Reynolds American Inc.	6,341,300	390,434
Kroger Co.	9,175,000	291,765
Treasury Wine Estates Ltd.	30,507,000	278,572
Pernod Ricard SA	1,949,493	222,845
British American Tobacco PLC	2,602,300	164,036
Associated British Foods PLC	4,687,497	152,334
Coca-Cola Co.	2,289,000	96,046
Japan Tobacco Inc.	2,697,500	90,209
Seven & i Holdings Co., Ltd.	718,600	28,144
Shoprite Holdings Ltd.	1,498,000	21,612
Unilever PLC	413,900	19,614
Diageo PLC	659,200	18,552
Carlsberg A/S, Class B	159,035	13,973
Mondelez International, Inc.	311,600	13,686
Reckitt Benckiser Group PLC	147,700	13,399
Conagra Brands, Inc.	300,000	12,363
Sprouts Farmers Market, Inc.[2]	270,000	4,984
		7,004,954
Energy 6.86%
Royal Dutch Shell PLC, Class A	21,562,341	556,383
Royal Dutch Shell PLC, Class B	16,907,953	456,005
Royal Dutch Shell PLC, Class A (ADR)	968,319	50,246
Royal Dutch Shell PLC, Class A (EUR denominated)	1,784,000	46,078
Royal Dutch Shell PLC, Class B (ADR)	344,800	18,964
BP PLC	109,434,662	615,885
Suncor Energy Inc.	19,094,717	594,464
Canadian Natural Resources, Ltd.	20,573,378	590,001
TOTAL SA	11,216,164	559,067
EOG Resources, Inc.	5,397,587	523,512
Enbridge Inc. (CAD denominated)	8,329,278	350,555
Halliburton Co.	5,638,700	301,445
Chevron Corp.	2,127,600	239,355
Golar LNG Ltd.[3]	5,422,000	148,075
Kinder Morgan, Inc.	5,864,000	124,962
Eni SpA	7,405,300	113,912
Eni SpA (ADR)	253,148	7,832
Exxon Mobil Corp.	1,361,200	110,693
Capital World Growth and Income Fund — Page 5 of 13

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	3,000,000	$109,230
ConocoPhillips	2,250,000	107,032
Oil Search Ltd.	16,836,423	90,101
Schlumberger Ltd.	722,700	58,076
Chesapeake Energy Corp.[2]	9,500,000	51,775
Southwestern Energy Co.[2]	4,033,511	30,292
Devon Energy Corp.	200,000	8,672
		5,862,612
Utilities 4.76%
SSE PLC	38,157,269	729,624
Dominion Resources, Inc.	4,926,422	382,487
EDP - Energias de Portugal, SA	120,363,543	372,211
Iberdrola, SA, non-registered shares	55,836,073	371,124
Cheung Kong Infrastructure Holdings Ltd.	31,365,000	258,382
Exelon Corp.	6,202,700	227,701
Sempra Energy	1,945,800	214,602
CMS Energy Corp.	4,763,300	212,062
National Grid PLC	16,614,336	201,521
China Resources Gas Group Ltd.	65,850,000	201,039
Power Grid Corp. of India Ltd.	64,038,000	184,430
ENGIE SA, bonus shares[1]	11,959,015	146,205
Engie SA	1,686,015	20,612
Power Assets Holdings Ltd.	17,931,000	160,880
Red Eléctrica de Corporación, SA	6,182,000	111,631
NextEra Energy, Inc.	694,000	90,914
Duke Energy Corp.	926,000	76,441
Huaneng Power International, Inc., Class H	82,420,000	56,165
AES Corp.	4,235,100	48,788
		4,066,819
Materials 4.47%
Vale SA, Class A, preferred nominative	55,311,000	560,222
Vale SA, Class A, preferred nominative (ADR)	13,485,600	132,833
Asahi Kasei Corp.	41,704,000	406,293
Fortescue Metals Group Ltd.	70,383,039	357,773
HeidelbergCement AG	3,269,386	305,523
Rio Tinto PLC	5,968,700	244,184
Amcor Ltd.	22,438,128	241,707
BHP Billiton PLC	14,857,000	239,198
Koninklijke DSM NV	3,442,572	226,118
Nitto Denko Corp.	2,438,700	205,351
Wacker Chemie AG	1,103,626	123,699
Syngenta AG	260,000	111,963
BASF SE	1,140,000	106,158
Agrium Inc.	963,799	93,103
Potash Corp. of Saskatchewan Inc.	5,236,800	91,277
LafargeHolcim Ltd.	1,536,139	87,410
Celanese Corp., Series A	875,000	78,024
Monsanto Co.	581,300	66,169
Akzo Nobel NV	784,978	52,649
Sherwin-Williams Co.	166,000	51,218
Newcrest Mining Ltd.	2,225,750	37,782
		3,818,654
Capital World Growth and Income Fund — Page 6 of 13

unaudited
Common stocks Telecommunication services 4.05%	Shares	Value (000)
Verizon Communications Inc.	23,815,853	$1,181,981
Nippon Telegraph and Telephone Corp.	16,683,000	705,514
MTN Group Ltd.	35,834,995	327,248
Singapore Telecommunications Ltd.	101,623,810	285,713
Bharti Airtel Ltd.	31,031,712	169,836
América Móvil, SAB de CV, Series L (ADR)	10,105,500	128,441
Telia Co. AB	27,929,800	112,256
AT&T Inc.	2,288,000	95,615
Bezeq - The Israel Telecommunication Corp. Ltd.	47,540,000	84,870
Vodafone Group PLC	30,900,200	77,413
CenturyLink, Inc.	2,793,553	67,772
TDC A/S2	12,455,304	67,026
BCE Inc.	1,156,000	50,428
MegaFon PJSC (GDR)	4,180,176	48,281
LG Uplus Corp.	3,454,902	39,109
NTT DoCoMo, Inc.	625,100	14,839
		3,456,342
Real estate 3.20%
Cheung Kong Property Holdings Ltd.	76,280,856	518,830
Crown Castle International Corp. REIT	5,410,126	506,009
Wharf (Holdings) Ltd.	50,131,000	397,475
Sun Hung Kai Properties Ltd.	25,071,750	366,570
Lamar Advertising Co. REIT, Class A	3,981,700	300,539
Link REIT	30,613,391	211,177
Sino Land Co. Ltd.	92,610,000	161,291
American Campus Communities, Inc. REIT	2,850,000	145,635
Fibra Uno Administración, SA de CV REIT	37,470,000	54,196
Public Storage REIT	145,000	32,982
Iron Mountain Inc. REIT	775,000	28,171
Care Capital Properties, Inc. REIT	417,750	10,983
		2,733,858
Miscellaneous 4.70%
Other common stocks in initial period of acquisition		4,014,721
Total common stocks (cost: $64,234,848,000)		80,403,628
Convertible stocks 0.12% Energy 0.08%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	1,188,200	57,865
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	812,000	15,615
		73,480
Real estate 0.04%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	296,200	32,016
Total convertible stocks (cost: $86,130,000)		105,496
Capital World Growth and Income Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments 1.16% Corporate bonds & notes 0.92% Telecommunication services 0.37%	Principal amount (000)	Value (000)
CenturyLink, Inc. 7.50% 2024	$ 14,033	$15,121
CenturyLink, Inc., Series T, 5.80% 2022	40,097	41,551
Frontier Communications Corp. 11.00% 2025	71,138	71,849
MetroPCS Wireless, Inc. 6.25% 2021	15,000	15,562
Numericable Group SA 6.00% 2022[4]	21,500	22,387
Numericable Group SA 6.25% 2024[4]	8,000	8,150
Sprint Nextel Corp. 9.125% 2017	27,750	27,750
Sprint Nextel Corp. 11.50% 2021	33,950	42,904
T-Mobile US, Inc. 6.00% 2024	3,825	4,093
T-Mobile US, Inc. 6.50% 2024	11,400	12,278
T-Mobile US, Inc. 6.375% 2025	16,205	17,461
T-Mobile US, Inc. 6.50% 2026	31,401	34,580
		313,686
Energy 0.18%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	15,000	12,375
Kinder Morgan, Inc. 4.30% 2025	30,595	31,515
Kinder Morgan, Inc. 5.55% 2045	13,415	14,191
Petróleos Mexicanos 6.875% 2026	35,630	39,093
Petróleos Mexicanos 5.50% 2044	3,647	3,161
Petróleos Mexicanos 5.625% 2046	5,325	4,646
Petróleos Mexicanos 6.75% 2047	7,282	7,224
TransCanada Corp. 5.875% 2076	36,500	39,165
		151,370
Consumer staples 0.12%
Herbalife Ltd., Term Loan, 6.25% 2023[5,6,7]	100,000	100,177
Materials 0.09%
ArcelorMittal 10.60% 2019	20,000	23,550
ArcelorMittal 7.00% 2022	24,365	27,837
CRH America, Inc. 8.125% 2018	15,540	16,865
FMG Resources 9.75% 2022[4]	11,775	13,681
		81,933
Financials 0.09%
Discover Financial Services 10.25% 2019	4,334	4,999
HBOS PLC 6.75% 2018[4]	36,490	38,481
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4]	30,300	33,043
		76,523
Health care 0.07%
VPI Escrow Corp. 6.75% 2018[4]	16,840	16,671
VPI Escrow Corp. 6.375% 2020[4]	43,425	39,734
		56,405
Real estate 0.00%
ERP Operating LP 5.75% 2017	905	916
Total corporate bonds & notes		781,010
Capital World Growth and Income Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.15%	Principal amount (000)	Value (000)
India (Republic of) 8.60% 2028	INR1,220,300	$19,859
Indonesia (Republic of) 8.25% 2021	IDR66,000,000	5,129
Indonesia (Republic of), Series 68, 8.375% 2034	530,800,000	40,917
Pakistan (Islamic Republic of) 8.25% 2024	$6,590	7,389
Pakistan (Islamic Republic of) 8.25% 2025	8,139	9,228
Poland (Republic of), Series 0726, 2.50% 2026	PLN205,000	45,771
		128,293
U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%
U.S. Treasury 0.75% 2017[8]	$77,600	77,527
Total U.S. Treasury bonds & notes		77,527
Total bonds, notes & other debt instruments (cost: $935,295,000)		986,830
Short-term securities 4.66%
ANZ New Zealand (International) Ltd. 1.02% due 6/8/2017[4]	6,350	6,333
Apple Inc. 0.92% due 5/18/2017[4]	25,000	24,957
BNP Paribas, New York Branch 0.81% due 3/9/2017	81,200	81,187
Caisse d’Amortissement de la Dette Sociale 1.20% due 7/17/2017[4]	45,600	45,397
Canadian Imperial Bank of Commerce 0.94%–1.12% due 4/10/2017–6/22/2017[4]	240,200	239,860
Ciesco LLC 0.99% due 5/11/2017[4]	88,600	88,431
CPPIB Capital Inc. 0.72% due 3/9/2017[4]	56,000	55,991
Fairway Finance Corp. 0.95%–1.05% due 3/14/2017–3/20/2017[4]	115,000	114,965
Federal Home Loan Bank 0.49%–0.65% due 3/1/2017–5/23/2017	958,500	957,744
Freddie Mac 0.39%–0.49% due 3/2/2017–5/3/2017	250,000	249,861
Freddie Mac 0.56% due 5/31/2017	100,000	99,857
Gotham Funding Corp. 0.72%–1.00% due 3/1/2017–3/23/2017[4]	183,300	183,275
Hydro-Québec 0.71% due 4/3/2017[4]	52,300	52,267
KfW 0.94%–0.95% due 4/12/2017–5/19/2017[4]	142,000	141,766
L’Oréal USA, Inc. 0.62% due 3/8/2017[4]	48,200	48,193
Mizuho Bank, Ltd. 0.78%–1.05% due 3/13/2017–5/15/2017[4]	249,300	249,127
Nordea Bank AB 0.94%–1.00% due 4/11/2017–7/7/2017[4]	272,500	271,997
Province of Ontario 0.72% due 4/20/2017	100,000	99,902
Québec (Province of) 0.69% due 3/24/2017[4]	59,600	59,574
Sumitomo Mitsui Banking Corp. 0.69%–1.10% due 3/7/2017–5/16/2017[4]	286,000	285,655
Svenska Handelsbanken Inc. 0.90%–1.09% due 3/6/2017–4/24/2017[4]	54,000	54,009
Toronto-Dominion Bank 0.80% due 4/24/2017	78,000	78,008
Toronto-Dominion Holdings USA Inc. 0.75%–1.16% due 3/15/2017–4/13/2017[4]	207,700	207,582
Total Capital Canada Ltd. 0.79% due 3/10/2017[4]	75,000	74,986
U.S. Treasury Bills 0.50% due 3/15/2017	102,400	102,384
Victory Receivables Corp. 0.85%–1.12% due 3/1/2017–3/20/2017[4]	107,600	107,565
Total short-term securities (cost: $3,980,505,000)		3,980,873
Total investment securities 100.06% (cost: $69,236,778,000)		85,476,827
Other assets less liabilities (0.06)%		(54,362)
Net assets 100.00%		$85,422,465
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital World Growth and Income Fund — Page 9 of 13

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $1,557,497,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 2/28/2017 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	3/9/2017	Bank of America, N.A.	$29,402	£23,465	$281
British pounds	3/13/2017	Citibank	$200,307	£160,000	1,712
British pounds	3/17/2017	JPMorgan Chase	$175,605	£140,000	1,812
British pounds	3/24/2017	JPMorgan Chase	$152,428	£122,746	21
British pounds	3/24/2017	UBS AG	$154,792	£124,850	(228)
British pounds	3/24/2017	Bank of America, N.A.	$154,764	£124,849	(256)
British pounds	3/24/2017	Bank of America, N.A.	$198,534	£160,160	(329)
British pounds	4/7/2017	Citibank	$89,924	£71,608	980
Euros	3/9/2017	HSBC Bank	$68,379	€63,533	1,048
Euros	3/9/2017	Bank of America, N.A.	$19,274	€17,900	304
Euros	3/22/2017	JPMorgan Chase	$40,067	€37,790	(10)
Euros	4/27/2017	HSBC Bank	$33,652	€31,842	(173)
					$5,162
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2017 (000)
Golar LNG Ltd.	5,422,000	—	—	5,422,000	$271	$148,075
Greene King PLC	16,760,403	—	305,000	16,455,403	1,852	137,928
Ocado Group PLC[2]	39,080,197	—	—	39,080,197	—	120,747
					$2,123	$406,750
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,101,492,000, which represented 2.46% of the net assets of the fund. This amount includes $1,084,691,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,472,440,000, which represented 2.89% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,177,000, which represented .12% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $827,000, which represented less than .01% of the net assets of the fund.
Capital World Growth and Income Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,122,147	$809,255	$—	$11,931,402
Health care	10,555,435	—	—	10,555,435
Information technology	9,107,190	1,084,691	—	10,191,881
Consumer discretionary	8,785,762	—	—	8,785,762
Industrials	7,919,847	61,341	—	7,981,188
Consumer staples	7,004,954	—	—	7,004,954
Energy	5,862,612	—	—	5,862,612
Utilities	3,920,614	146,205	—	4,066,819
Materials	3,818,654	—	—	3,818,654
Telecommunication services	3,456,342	—	—	3,456,342
Real estate	2,733,858	—	—	2,733,858
Miscellaneous	4,014,721	—	—	4,014,721
Convertible stocks	105,496	—	—	105,496
Bonds, notes & other debt instruments	—	986,830	—	986,830
Short-term securities	—	3,980,873	—	3,980,873
Total	$78,407,632	$7,069,195	$—	$85,476,827

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6,158	$—	$6,158
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(996)	—	(996)
Total	$—	$5,162	$—	$5,162
*	Securities with a value of $37,584,147,000, which represented 44.00% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Capital World Growth and Income Fund — Page 12 of 13

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,138,599
Gross unrealized depreciation on investment securities	(3,142,183)
Net unrealized appreciation on investment securities	15,996,416
Cost of investment securities	69,480,411

Key to abbreviations and symbols
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
PLN = Polish zloty
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0417O-S54123	Capital World Growth and Income Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 28, 2017